Financial Instruments - Financial Assets and Liabilities Subject to Offsetting, Enforceable Master Netting Arrangements or Similar Agreements (Detail) - USD ($) $ in Thousands	Mar. 31, 2019	Mar. 31, 2018
Disclosure of offsetting of financial assets liabilities [Line Items]
Gross amounts of recognized financial assets	$ 19,081	$ 14,983
Gross amounts of recognized financial liabilities offset in the statement of financial position	0	0
Net amounts of financial assets presented in the statement of financial position	19,081	14,983
Related amount not set off in financial instruments, Financial instruments, financial assets	(2,045)	(4,215)
Related amount not set off in financial instruments, Cash collateral received, financial assets	0	0
Net Amount, financial assets	17,036	10,768
Gross amounts of recognized financial liabilities	2,403	8,755
Gross amounts of recognized financial assets offset in the statement of financial position	0	0
Net amounts of financial liabilities presented in the statement of financial position	2,403	8,755
Related amount not set off in financial instruments, Financial instruments, financial liabilities	(2,045)	(4,215)
Related amount not set off in financial instruments, Cash collateral received, financial liabilities	0	0
Net Amount, financial liabilities	358	4,540
Derivatives [member]
Disclosure of offsetting of financial assets liabilities [Line Items]
Gross amounts of recognized financial assets	19,081	14,983
Gross amounts of recognized financial liabilities offset in the statement of financial position	0	0
Net amounts of financial assets presented in the statement of financial position	19,081	14,983
Related amount not set off in financial instruments, Financial instruments, financial assets	(2,045)	(4,215)
Related amount not set off in financial instruments, Cash collateral received, financial assets	0	0
Net Amount, financial assets	17,036	10,768
Gross amounts of recognized financial liabilities	2,403	8,755
Gross amounts of recognized financial assets offset in the statement of financial position	0	0
Net amounts of financial liabilities presented in the statement of financial position	2,403	8,755
Related amount not set off in financial instruments, Financial instruments, financial liabilities	(2,045)	(4,215)
Related amount not set off in financial instruments, Cash collateral received, financial liabilities	0	0
Net Amount, financial liabilities	$ 358	$ 4,540